Fair Value of Financial Instruments - Estimated Carrying Amounts of Fair Value of Financial Instruments not Carried at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Liabilities
Long-term Debt	$ 6,042	$ 6,691
Level 2
Debt, Long-term and Short-term, Combined Amount [Abstract]
Long-term debt, including current portion	6,388	6,528
Level 3
Debt, Long-term and Short-term, Combined Amount [Abstract]
Long-term debt, including current portion	116	169
Carrying Amount
Assets
Notes receivable	11	17
Liabilities
Long-term Debt	5,956	6,591
Fair Value
Assets
Notes receivable	8	14
Liabilities
Long-term Debt	$ 6,504	$ 6,697